Interim Financial Statements	3 Months Ended
Mar. 31, 2012
Interim Financial Statements
11.	Interim Financial Statements

The statements of financial condition, including the condensed schedule of investments, at March 31, 2012, the statements of operations, cash flows and changes in partners’ capital (net asset value) for the three months ended March 31, 2012 and 2011, and the accompanying notes to the financial statements are unaudited. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP may be omitted pursuant to such rules and regulations. In the opinion of management, such financial statements and accompanying disclosures reflect all adjustments, which were of a normal and recurring nature, necessary to present fairly the financial position at March 31, 2012, results of operations, cash flows and changes in partners’ capital (net asset value) for the three months ended March 31, 2012 and 2011. The results of operations for the three months ended March 31, 2012 and 2011 are not necessarily indicative of the results to be expected for the full year or any other period. These financial statements should be read in conjunction with the audited financial statements and the notes thereto included in the Fund’s Form 10-K as filed with the SEC.